Significant Accounting Policies (Details) - Schedule of financial assets/liabilities	9 Months Ended
Sep. 30, 2022
Schedule Of Financial Assets Liabilities Abstract
Cash	FVTPL
Receivables	Amortized cost
Restricted deposit	Amortized cost
Deposit	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Notes payable	Amortized cost